Personnel expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Personnel Expenses [Line Items]
Salaries	$ 11,904	$ 12,178	$ 10,997
Variable compensation	11,434	10,870	9,845
of which: performance awards	4,912	4,456	3,986
of which: financial advisors	5,654	5,293	4,549
of which: other	867	1,121	1,310
Contractors	301	325	334
Social security	1,696	1,622	1,473
Post-employment benefit plans	1,499	1,310	1,361
of which: defined benefit plans	921	731	847
of which: defined contribution plans	579	578	514
Other personnel expenses	1,027	1,013	890
Total personnel expenses	27,861	27,318	24,899
Curtailments	$ 120	$ 104	$ 29